Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies
Commitments and Contingencies

14. Commitments and Contingencies

(a)	Commitments relating to the vessels under construction (Note 5) as of June 30, 2019 payable to Samsung were as follows:

Period	June 30, 2019
Not later than one year	546,905
Later than one year and not later than three years	769,000
Total	1,315,905

(b)

Future gross minimum revenues receivable in relation to non-cancellable time charter agreements for vessels in operation, including a vessel under a lease (Note 6), as of June 30, 2019 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early delivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

Period	June 30, 2019
Not later than one year	413,873
Later than one year and not later than two years	308,127
Later than two years and not later than three years	246,247
Later than three years and not later than four years	234,026
Later than four years and not later than five years	197,400
More than five years	429,242
Total	1,828,915

Future gross minimum lease payments disclosed in the above table excludes the lease payments of the vessels that are under construction.

(c)

In April and May 2017, GasLog LNG Services Ltd. entered into agreements in relation to some of the Group’s vessels, with the aim of enhancing their operational performance. Commitments relating to these agreements, without including additional estimated costs for which no agreement had been signed as of June 30, 2019, are as follows:

June 30, 2019
Period
Not later than one year	2,267
Total	2,267

(d)

Related to the acquisition of six vessels from a subsidiary of MSL in 2014 and another two vessels in 2015, the Group is committed to purchase depot spares from MSL with an aggregate value of $8,000 of which depot spares with value of $660 have been purchased and paid as of June 30, 2019 and are included in Tangible fixed assets (Note 5). The remaining spares are expected to be acquired before March 31, 2020.

(e)

On October 11, 2016, GasLog LNG Services Ltd. entered into an arrangement whereby it has access to all long lead items (“LLIs”) necessary for the conversion of a GasLog LNG carrier vessel into an FSRU whereby such conversion work would be undertaken by Keppel. GasLog is only obligated to pay for such LLIs if utilized for a GasLog vessel conversion or, if the LLIs have not been utilized in a GasLog vessel conversion within three years from November 2016, the items may be put to GasLog at 85% of the original cost, or GasLog may call for the purchase of such LLIs at 115% of the original cost.

(f)

In September 2017 (and in addition to the seven existing maintenance agreements signed in 2015 in relation to GasLog vessels), GasLog LNG Services Ltd. entered into further maintenance agreements with Wartsila Greece S.A. in respect of eight additional GasLog LNG carriers.  In July 2018, GasLog LNG Services Ltd. renewed the maintenance agreements signed in 2015 with Wartsila. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.

(g)

In March 2019, GasLog LNG Services entered into an agreement with Samsung in respect of twenty of GasLog’s vessels. The agreement covers the supply of ballast water management systems on board the vessels by Samsung and associated field, commissioning and engineering services for a firm period of six years.

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Group’s vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the unaudited condensed consolidated financial statements.